Other Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income [Abstract]
Research and development incentives	$ 46,106	$ 27,815	$ 19,502
Payroll tax rebates	11,855	11,925	8,576
Grants	13	2,538	2,186
Change in fair value on non-current financial assets	3,834	0	4,256
Other operating income	$ 61,808	$ 42,278	$ 34,520